BUSINESS ACQUISITIONS (Detail 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Goodwill	$ 4,209,126	$ 0
Accounts payable and other accrued liabilities	(550,454)	(222,543)
Deferred revenue	(113,251)	$ (32,000)
SEO Butler Acquisition [Member]
Other Current assets	14,858
Website domains	70,000
Cash Acquired	38,587
Customer relationships	322,000
Trademarks and Trade Names	90,000
Non-Compete agreement	30,000
Goodwill	407,888
Accounts payable and other accrued liabilities	(2,205)
Net assets acquired	950,000
Deferred revenue	$ (21,128)